EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 14:-	EARNINGS PER SHARE

The following table presents the calculation of basic and diluted net income per share:

	Six months ended June 30,
	2025	2024
Numerator:	(Unaudited)
Net income attributable to ordinary shareholders, basic and diluted	$28,998	$21,393

Denominator:
Weighted-average ordinary shares outstanding, basic	51,196,507	49,442,327

Dilutive effect
Employee stock options, RSUs and PSUs	1,953,054	2,664,042
Weighted average ordinary shares outstanding, diluted	53,149,561	52,106,369

Net income per share attributable to ordinary shareholders, basic	$0.57	$0.43
Net income per share attributable to ordinary shareholders, diluted	$0.55	$0.41

The potential Ordinary shares that were excluded from the computation of diluted income per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Six months ended June 30,
	2025	2024
	(Unaudited)

Options	-	248,083
RSUs	29,176	90,105
Total	29,176	338,188